Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Summary of Future Minimum Lease Payments

Our minimum future aggregate minimum lease payments for these leases based on their initial terms as of December 31, 2015 are:

For the Year Ending December 31,	Amount
2016	$314,486
2017	312,291
2018	258,312
Total	$885,089